GENERAL	12 Months Ended
Dec. 31, 2020
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

InMode Ltd. (separately and together with its subsidiaries, the “Company”) was incorporated on January 2, 2008 and commenced operations shortly thereafter. The Company’s headquarters are located in Israel.

The Company designs, develops, manufactures and markets innovative minimally-invasive aesthetic medical products based on its proprietary radio frequency assisted lipolysis and deep subdermal fractional radio frequency technologies. These technologies are used to remodel subdermal adipose, or fatty, tissue in a variety of procedures including liposuction with simultaneous skin tightening, body and face contouring and ablative skin rejuvenation treatments. In addition to the minimally-invasive technologies, the Company designs, develops, manufactures and markets non‑invasive medical aesthetic products that target a wide array of procedures including permanent hair reduction, facial skin rejuvenation, wrinkle reduction, cellulite treatment, skin appearance and texture and superficial benign vascular and pigmented lesions. The Company also designs, develops, manufactures and markets hands-free medical aesthetic products that target a wide array of procedures such as skin tightening, fat reduction and muscle stimulation.

In August 2019, the Company completed an initial public offering (the “IPO“) on the Nasdaq Global Select Market (the "Nasdaq"), in which it issued 5,500,000 ordinary shares, NIS 0.01 par value per share, at a price per share of $14. The net proceeds received from the IPO were approximately $69,784, after deducting underwriting commissions and other offering expenses. See also note 12a.

The Company has ten wholly-owned subsidiaries located in the United States and Canada (“North America”), Hong-Kong, Japan, Spain, Israel, India, Australia, China and France. The wholly owned subsidiary in France was established in June 2020. In addition, the Company holds 51% interests in a subsidiary located in the United Kingdom. The Company’s eleven subsidiaries are referred to collectively herein as the “Subsidiaries.” The Company sells its products primarily through its Subsidiaries. See note 12b for an update regarding change in ownership of the China subsidiary.